                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 7/31

Annual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
SHORT-TERM CASH FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2008


RIVERSOURCE SHORT-TERM CASH FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    3

Portfolio of Investments...........    4

Financial Statements...............    7

Notes to Financial Statements......   10

Report of Independent Registered
  Public Accounting Firm...........   17

Federal Income Tax Information.....   19

Board Members and Officers.........   20

Approval of Investment Management
  Services Agreement...............   24

Proxy Voting.......................   26





--------------------------------------------------------------------------------
                       RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  1

YOUR FUND AT A GLANCE  ---------------------------------------------------------

PORTFOLIO BREAKDOWN (at July 31, 2008; % of portfolio assets)
---------------------------------------------------------------------

Certificates of Deposit                     2.8%
------------------------------------------------
Commercial Paper                           75.3%
------------------------------------------------
Floating Rate Notes                        10.9%
------------------------------------------------
Repurchase Agreements                       2.8%
------------------------------------------------
U.S. Government Agencies                    8.2%
------------------------------------------------




--------------------------------------------------------------------------------
2  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs which may include custodian fees and other nonadvisory expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 FEB. 1, 2008  JULY 31, 2008  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,014.40        $0.04           .01%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.83        $0.04           .01%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return of +1.44% for the six months ended July 31, 2008.


--------------------------------------------------------------------------------
                       RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  3

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



U.S. GOVERNMENT AGENCIES (8.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 08-01-08                               2.26%        $20,000,000          $20,000,000
 08-04-08                               1.73          33,000,000           32,993,758
 08-08-08                               2.02          50,000,000           49,977,833
 08-26-08                               2.31          75,000,000           74,876,562
 10-15-08                               2.68          50,000,000           49,722,917
Federal Home Loan Mtge Corp Disc Nts
 08-04-08                               1.75          36,500,000           36,493,004
                                                                      ---------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $264,064,074)                                                     $264,064,074
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (2.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Credit Suisse (NY Branch)
 10-03-08                               2.87%        $75,000,000(b)       $74,997,404
Royal Bank of Canada
 08-01-08                               2.06          14,200,000           14,200,000
                                                                      ---------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $89,197,404)                                                       $89,197,404
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (10.9%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of Ireland
 09-12-08                               2.67%        $67,000,000          $67,000,000
Lehman Brothers Holdings
 09-26-08                               2.83          50,000,000(d)        50,000,000
Merrill Lynch & Co
 11-17-08                               2.62          75,000,000           75,000,000
MetLife Global Funding I
 09-24-08                               2.46          90,000,000           90,000,000
Wells Fargo & Co
 08-18-09                               2.61          70,000,000           70,000,000
                                                                      ---------------
TOTAL FLOATING RATE NOTES
(Cost: $352,000,000)                                                     $352,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (75.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (26.1%)
Amsterdam Funding
 08-13-08                               2.65%        $40,000,000          $39,965,200
 08-07-08                               2.31          45,000,000           44,980,050
 09-04-08                               2.55          50,000,000           49,878,167
Citibank Credit Card Issue Trust (Dakota Nts)
 08-29-08                               2.45          32,000,000(c)        31,937,778
Enterprise Funding LLC
 08-08-08                               2.26          62,000,000           61,969,258
FCAR Owner Trust Series 1
 08-04-08                               2.14          50,000,000           49,988,292
 08-05-08                               2.28          50,000,000           49,984,389
 08-15-08                               2.61          20,000,000           19,978,533
Gemini Securitization LLC
 08-05-08                               2.11          60,000,000(c)        59,982,667
 08-15-08                               2.50          14,000,000(c)        13,985,627
 08-18-08                               2.44          45,295,000(c)        45,240,457
 09-09-08                               2.60           2,400,000(c)         2,393,188
Old Line Funding LLC
 08-15-08                               2.40          44,552,000           44,508,166
 08-19-08                               2.40          40,000,000(c)        39,950,000
Salisbury Receivables LLC
 08-25-08                               2.46          50,000,000(c)        49,916,000
Sheffield Receivables
 08-27-08                               2.45          25,000,000(c)        24,954,861
Thames Asset Global Securities #1
 08-08-08                               2.31          28,000,000           27,985,844
 08-13-08                               2.43          74,700,000           74,635,509


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
4  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (CONT.)
Thunder Bay Funding LLC
 08-15-08                               2.37%        $39,416,000(c)       $39,377,679
Windmill Funding
 08-08-08                               2.36          40,000,000           39,979,311
 08-12-08                               2.44          30,000,000           29,975,983
                                                                      ---------------
Total                                                                     841,566,959
-------------------------------------------------------------------------------------

BANKING (40.3%)
Allied Irish Banks North America
 08-18-08                               2.26          71,000,000           70,920,873
 08-29-08                               2.40          47,600,000           47,509,296
Bank of America
 08-01-08                               2.63          40,000,000           40,000,000
 08-25-08                               2.49          60,000,000           59,898,000
Bank of Ireland
 08-06-08                               2.16          45,000,000(c)        44,984,063
 08-11-08                               2.36          30,000,000(c)        29,978,667
Bank of Scotland
 08-15-08                               2.24          50,000,000           49,953,917
Barclays US Funding
 09-09-08                               2.61          40,000,000           39,886,033
 09-30-08                               2.64          40,000,000           39,824,000
 10-07-08                               2.77          50,000,000           49,743,167
HSBC Finance
 08-28-08                               2.50         100,000,000           99,808,749
 10-09-08                               2.71          30,000,000           29,844,750
ING (US) Funding LLC
 08-01-08                               2.50          22,300,000           22,300,000
 08-25-08                               2.50          50,000,000           49,914,667
JPMorgan Chase & Co
 10-14-08                               2.65          50,000,000           49,729,694
Kredietbank Finance
 09-03-08                               2.44          50,000,000           49,886,792
Nordea North America
 08-21-08                               2.27          50,000,000           49,934,722
Rabobank USA Financial
 09-09-08                               2.53          45,000,000           44,875,688
Scotiabanc
 08-06-08                               2.04          50,000,000(c)        49,983,264
 08-14-08                               2.26          60,000,000(c)        59,947,999
Skandinaviska Enskilda Banken
 08-07-08                               2.11          50,000,000           49,979,750
 09-12-08                               2.56          50,000,000           49,849,792
Swedbank
 08-20-08                               2.39          50,000,000           49,934,688
 08-22-08                               2.40          50,000,000           49,927,667
UBS Finance (Delaware) LLC
 08-27-08                               2.55          55,000,000           54,896,325
 09-02-08                               2.54          30,948,000           30,877,026
 09-10-08                               2.53          34,000,000           33,903,667
                                                                      ---------------
Total                                                                   1,298,293,256
-------------------------------------------------------------------------------------

BROKERAGE (4.7%)
Lehman Brothers Holdings
 08-01-08                               2.53          72,000,000(c,d)      72,000,000
Morgan Stanley
 08-19-08                               2.38          50,000,000           49,938,250
 08-21-08                               2.38          28,000,000           27,961,733
                                                                      ---------------
Total                                                                     149,899,983
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (4.2%)
Citigroup Funding
 08-12-08                               2.49          27,000,000           26,977,890
 08-26-08                               2.61          48,000,000           47,911,000
Toronto Dominion Holdings USA
 08-29-08                               2.39          60,000,000           59,886,133
                                                                      ---------------
Total                                                                     134,775,023
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $2,424,535,221)                                                 $2,424,535,221
-------------------------------------------------------------------------------------



REPURCHASE AGREEMENTS (2.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BROKERAGE
Morgan Stanley & Co
 dated 07-31-08, matures 08-01-08, repurchase price $90,005,350
 (collateralized by U.S. Treasury STRIPS: total market value
 $91,990,640)
 08-01-08                          5.40-6.38%        $90,000,000          $90,000,000
-------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $90,000,000)                                                       $90,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,219,796,699)(e)                                              $3,219,796,699
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                       RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  5

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $564,632,250 or 17.5% of net assets.

(d)  Subsequent events. See Note 7 to the financial statements.

(e) Also represents the cost of securities for federal income tax purposes at July 31, 2008.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, is available upon request by calling (888) 791-3380.


--------------------------------------------------------------------------------
6  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2008


ASSETS
Investments in securities, at value (identified cost
  $3,219,796,699)                                              $3,219,796,699
Cash                                                                    5,209
Accrued interest receivable                                           912,586
-----------------------------------------------------------------------------
Total assets                                                    3,220,714,494
-----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                     708,324
Other accrued expenses                                                 85,187
-----------------------------------------------------------------------------
Total liabilities                                                     793,511
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $3,219,920,983
-----------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                $   32,199,248
Additional paid-in capital                                      3,187,725,516
Accumulated net realized gain (loss)                                   (3,781)
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                $3,219,920,983
-----------------------------------------------------------------------------
Shares outstanding                                              3,219,924,764
-----------------------------------------------------------------------------
Net asset value per share of outstanding capital stock         $         1.00
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                       RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  7

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2008


INVESTMENT INCOME
Income:
Interest                                                       $128,933,278
---------------------------------------------------------------------------
Expenses:
Custodian fees                                                      218,520
Printing and postage                                                 16,327
Professional fees                                                    47,478
Other                                                                22,504
---------------------------------------------------------------------------
Total expenses                                                      304,829
  Earnings and bank fee credits on cash balances                     (9,219)
---------------------------------------------------------------------------
Total net expenses                                                  295,610
---------------------------------------------------------------------------
Investment income (loss) -- net                                 128,637,668
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                    (3,781)
---------------------------------------------------------------------------
Net gain (loss) on investments                                       (3,781)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $128,633,887
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
8  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 FOR THE PERIOD FROM
                                                                  YEAR ENDED       SEPT. 26, 2006*
                                                                 JULY 31, 2008     TO JULY 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $    128,637,668    $    147,386,987
Net realized gain (loss) on investments                                  (3,781)                 --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        128,633,887         147,386,987
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                            (128,637,668)       (147,386,987)
----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT A CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                    34,092,040,785      34,617,708,403
Net asset value of shares issued for reinvestment of
  distributions                                                     130,978,218         144,318,990
Payments for redemptions of shares                              (34,231,937,417)    (31,533,284,215)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                       (8,918,414)      3,228,743,178
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (8,922,195)      3,228,743,178
Net assets at beginning of year                                   3,228,843,178             100,000**
----------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  3,219,920,983    $  3,228,843,178
----------------------------------------------------------------------------------------------------



 *  Date the Fund became available.
**  Initial capital of $100,000 was contributed on Sept. 7, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                       RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  9

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Short-Term Cash Fund (the Fund) is a series of RiverSource Short Term Investments Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Short Term Investments Series, Inc. has 100 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in money market instruments.

Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933 (as amended).

At July 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated RiverSource Funds owned 100% of the Fund's outstanding shares.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.


--------------------------------------------------------------------------------
10  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the period indicated is as follows:

YEAR ENDED JULY 31,                        2008          2007*
-----------------------------------------------------------------
Distributions paid from:
    Ordinary income..................  $128,637,668  $147,386,987
    Long-term capital gain...........            --            --


* For the period from Sept. 26, 2006 (date the Fund became available) to July 31, 2007.

At July 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income....................  $708,324
Undistributed accumulated long-term gain.........  $     --
Accumulated realized loss........................  $  3,781
Unrealized appreciation (depreciation)...........  $     --


RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial

--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT 11 statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of July 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under the Investment Management Services Agreement, the Investment Manager, subject to the policies set by the Board, provides investment management services. The Fund does not pay the investment manager a fee for services, but it does pay taxes, brokerage commissions and nonadvisory expenses.

COMPENSATION OF BOARD MEMBERS
The Fund does not pay compensation to the board members. Compensation and certain other core expenses are paid directly by the other RiverSource funds that invest in this Fund.

EARNINGS CREDITS AND CUSTODIAN FEES
During the year ended July 31, 2008, the Fund's custodian fees were reduced by $9,219 as a result of earnings credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager.


--------------------------------------------------------------------------------
12  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $121,702,193,251 and $121,712,842,532, respectively, for the year ended July 31,
2008. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended July 31, 2008.

5. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $1,875 at July 31, 2008, that if not offset by capital gains will expire in 2016.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $1,906 that is treated for income tax purposes as occurring on Aug. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the

--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  13

United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
14  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

7. SUBSEQUENT EVENTS

On September 15, 2008, Lehman Brothers Holdings Inc. (LEH) filed a Chapter 11 bankruptcy petition. As of the Fund's fiscal year end, it owned two LEH variable rate note positions in its portfolio, maturing on August 1, 2008 and September 26, 2008 (August LEH Notes and September LEH Notes, respectively).The Fund received full payment for the August LEH Notes on August 1, 2008. The value of the September LEH Notes declined following LEH's filing of its bankruptcy petition. In order to allow the Fund to maintain a $1 net asset value per share, Ameriprise Financial Inc. (AFI) indicated on September 15, 2008 that it was prepared to purchase a portion of the September LEH Notes from the Fund if needed.

As of September 22, 2008, AFI had purchased $32.7 million of total par value of the Fund's September LEH Notes for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 under the 1940 Act.

Pursuant to the Fund's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Rule 2a-7 also requires periodic monitoring ("Shadow Pricing") of the deviation between the net asset value per share of the Fund using the amortized cost method and the net asset value determined based on fair value to ensure that the amortized cost method continues to provide a net asset value for the Fund in accordance with Rule 2a-7.

Consistent with the Fund's Shadow Pricing Procedure as described above, the Fund's remaining $17.3 million position in the September LEH Notes has been fair valued at $3.2 million as of September 22, 2008. This difference between the fair value and the amortized cost of the LEH notes was not material to the Fund's $1 net asset value as of September 22, 2008.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  15

8. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.


PER SHARE INCOME AND CAPITAL CHANGES(A)

Fiscal period ended July. 31,                        2008        2007(b)
Net asset value, beginning of period                $1.00       $1.00
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04         .04
Net gains (losses) (both realized and
 unrealized)                                          .00(c)       --
---------------------------------------------------------------------
Total from investment operations                      .04         .04
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)       (.04)
---------------------------------------------------------------------
Net asset value, end of period                      $1.00       $1.00
---------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)            $3,220      $3,229
---------------------------------------------------------------------
Total expenses(d)                                    .01%        .01%(e)
---------------------------------------------------------------------
Net investment income (loss)                        3.93%       5.37%(e)
---------------------------------------------------------------------
Total return                                        4.07%       4.66%(f)
---------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 26, 2006 (date the Fund became available) to July 31, 2007.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(e) Adjusted to an annual basis.
(f) Not annualized.


--------------------------------------------------------------------------------
16  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE SHORT-TERM CASH FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Short-Term Cash Fund (the Fund) of the RiverSource Short Term Investments Series, Inc. as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  17

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Short-Term Cash Fund of the RiverSource Short Term Investments Series, Inc. at July 31, 2008, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
September 22, 2008


--------------------------------------------------------------------------------
18  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended July 31, 2008

INCOME DISTRIBUTIONS -- the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................      0.00%
    Dividends Received Deduction for corporations................      0.00%
    U.S. Government Obligations..................................      0.00%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  19

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Funds, 1999-2006; former Governor of  None
901 S. Marquette Ave.      1999                  Minnesota
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 53
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley College
Age 57
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 72
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Board member since    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      2002 and Chair of     College                                                  Inc. (manufactures
Minneapolis, MN 55402      the Board since 2007                                                           irrigation systems)
Age 69

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceutical, Inc.
Minneapolis, MN 55402                            Biotech                                                  (biotechnology);
Age 64                                                                                                    Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. and President,
Financial Center           Vice President since  Chairman of the Board and Chief Investment Officer,
Minneapolis, MN 55474      2002                  RiverSource Investments, LLC since 2005; Director,
Age 47                                           President and Chief Executive Officer, Ameriprise
                                                 Certificate Company since 2006; Chairman of the Board,
                                                 Chief Executive Officer and President, RiverSource
                                                 Distributors, Inc. since 2006; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc. and Chairman of the Board and Chief
                                                 Investment Officer, RiverSource Investments, LLC, 2001-
                                                 2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380 or contacting your financial institution.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  21

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           since 2006; Director and Vice President -- Asset
Minneapolis, MN 55474                            Management, Products and Marketing, RiverSource
Age 42                                           Distributors, Inc. since 2006; Managing Director and
                                                 Global Head of Product, Morgan Stanley Investment
                                                 Management, 2004-2006; President, Touchstone
                                                 Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 44                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Vice President -- Asset Management and Trust Company
5228 Ameriprise Financial  2006                  Services, RiverSource Investments, LLC since 2006; Vice
Center Minneapolis, MN                           President -- Operations and Compliance, RiverSource
55474                                            Investments, LLC, 2004-2006; Director of Product
Age 42                                           Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. since 2006; Vice
Minneapolis, MN 55474                            President, General Counsel and Secretary, Ameriprise
Age 49                                           Certificate Company since 2005; Vice President -- Asset
                                                 Management Compliance, Ameriprise Financial, Inc.,
                                                 2004-2005; Senior Vice President and Chief Compliance
                                                 Officer, USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Jennifer D. Lammers        Chief Compliance      U.S. Asset Management Chief Compliance Officer,
172 Ameriprise Financial   Officer since 2006    RiverSource Investments, LLC since 2006;
Center                                           Director -- Mutual Funds, Voyageur Asset Management,
Minneapolis, MN 55474                            2003-2006; Director of Finance, Voyageur Asset
Age 47                                           Management, 2000-2003

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial  Prevention Officer    Ameriprise Financial, Inc. since 2004; Manager Anti-
Center                     since 2004            Money Laundering, Ameriprise Financial, Inc., 2003-
Minneapolis, MN 55474                            2004; Compliance Director and Bank Secrecy Act Officer,
Age 44                                           American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  23

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services

--------------------------------------------------------------------------------
24  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------



being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Fund, commonly referred to as a "cash pool fund," is designed to serve as a vehicle for other RiverSource funds to invest their cash balances as a way to improve their portfolio diversification and returns. Because RiverSource Investments collects management fees on the funds that invest in the Fund, the Fund does not carry management fees. The Board also noted that the Fund does not carry administrative fees, transfer agency fees or distribution fees.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability since inception. The Board concluded that profitability levels were reasonable.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT  25

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


Economies of Scale to be Realized: Given that the Fund does not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of the Fund.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or searching the website of the Securities and Exchange Commission
(SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

                                                                 S-6283 D (9/08)


--------------------------------------------------------------------------------
26  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 ANNUAL REPORT

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP for professional services rendered for the audits of the annual financial statements for RiverSource Short Term Investments Series, Inc. were as follows:

                          2008 - $26,125   2007 - $24,650

(b) Audit - Related Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 and the semiannual financial statement reviews for RiverSource Short Term Investments Series, Inc. were as follows:

                             2008 - $875   2007 - $795

(c) Tax Fees. The fees for the year ended July 31, to Ernst & Young LLP for tax compliance related services for RiverSource Short Term Investments Series, Inc. were as follows:

                           2008 - $3,180   2007 - $3,000

(d) All Other Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Short Term Investments Series, Inc. were as follows:

                               2008 - $0   2007 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2008 and 2007 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                         2008 - $617,255   2007 - $235,875

(h) 100% of the services performed in item (g) above during 2008 and 2007 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial

         Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     RiverSource Short Term Investments Series, Inc.


By /s/ Patrick T. Bannigan
   -------------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -------------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 3, 2008


By /s/ Jeffrey P. Fox
   -------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 3, 2008